Annual Total Returns- Harding Loevner Global Equity Portfolio (Advisor) [BarChart] - Advisor - Harding Loevner Global Equity Portfolio - Advisor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.36%)	17.05%	19.98%	5.36%	1.22%	5.75%	31.84%	(10.62%)	28.77%	29.60%